NOTE 4. FIXED ASSETS	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
NOTE 4. FIXED ASSETS

NOTE 4. FIXED ASSETS

Fixed assets were comprised of the following as of December 31, 2012 and 2011:

	2012	2011
Cost:
Machinery and equipment	$439,560	$0
Furniture and fixtures	8,059	0
Total cost	447,619	0
Less: Accumulated depreciation	0	0
Property and equipment, net	$447,619	$0

There was no depreciation expense recorded for the year ended December 31, 2012 since the acquisition was completed at the end of 2012 and the fixed assets were not yet placed in service for depreciation purpose.

The Company’s fixed assets are pledged as collateral in the event of default on the note payable. See note 7.